Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Suppliers	$ 19,259	$ 22,170
Accrued interest	4,162	5,739
Accrued short-term employee benefits	9,263	9,728
Other accrued expenses	150	42
Accrued expenses	33,661	41,452
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party expenses	827	3,773
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	310	0
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	214	302
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	204	1,361
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	58	213
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	41	229
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	0	794
Other related parties [member] | Scorpio LR1 Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	$ 0	$ 874